Recent Accounting Pronouncements	3 Months Ended
Oct. 31, 2014
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

13.Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidance have been issued that management considers likely to have a material impact on our consolidated financial statements.